Consolidated balance sheets - USD ($)	Aug. 31, 2023	Nov. 30, 2022
Current
Cash	$ 400,102	$ 83,722
Trade and other receivables, net	0	602
Investment tax credits	268,179	268,179
Prepaid expenses and other assets	193,616	140,008
Total current assets	861,897	492,511
Property and equipment, net (Note 4)	666,132	788,050
Right-of-use asset (Note 7)	37,801	151,471
Total assets	1,565,830	1,432,032
Liabilities
Accounts payable	3,859,164	3,764,692
Accrued liabilities	3,517,922	2,821,506
Employee costs payable	3,729,776	3,067,578
Operating lease liability (Note 7)	43,058	165,441
Income tax payable	29,036	29,036
Promissory notes payable (Note 5)	375,252	360,514
Convertible debentures (Note 5)	1,800,000	1,800,000
Deferred revenue (Note 3)	213,730	0
Other Liabilities	873,713	0
Total current liabilities	14,441,651	12,008,767
Shareholders' deficiency
Capital stock (Note 8) Authorized Unlimited common shares without par value Unlimited preference shares Issued and outstanding 33,092,665 common shares (November 30, 2020 - 23,678,105)	49,175,630	49,175,630
Additional paid-in capital	45,097,313	45,097,313
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(107,433,185)	(105,134,099)
Total stockholders deficiency (equity)	(12,875,821)	(10,576,735)
Total liabilities and stockholders deficiency	$ 1,565,830	$ 1,432,032